Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of expenses and income ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 ILS (₪)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 ILS (₪)	Dec. 31, 2019 ILS (₪)
Research and Development Expenses, Net of Participations [Member]
Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of expenses and income [Line Items]
Clinical trial phase 3	₪ 1,340	$ 431	₪ 31,519	₪ 52,825
Materials and subcontractors	684	220	9,193	5,946
Salaries and related expenses	4,551	1,462	5,532	5,384
Share-based payment	1,045	336	2,056	1,907
Patent registration fees	248	80	314	278
Rentals and maintenance of laboratory	607	195	958	970
Depreciation	1,866	601	1,887	1,293
Other			2	42
Financial income:
Total gross	10,341	3,325	51,463	68,645
Marketing, General and Administrative Expenses [Member]
Supplementary Information to the Statements of Comprehensive Income (Details) - Schedule of expenses and income [Line Items]
Salaries and related expenses	7,376	2,372	2,569	3,216
Share-based payment	7,859	2,527	7,416	1,777
Professional services	5,682	1,827	3,645	3,582
Rentals, office expenses and maintenance	314	101	313	323
Depreciation	549	176	551	352
Other	2,748	883	2,193	456
Marketing, general and administrative	24,528	7,887	16,687	9,706
Financial Income and Expense [Member]
Financial income:
Interest income on deposits	3	1	2	4
Exchange differences, net	5,713	1,837	1,714
Revaluation of IIA liability			2,127
Finance income	₪ 5,716	$ 1,838	₪ 3,843	₪ 4